Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	4.32732%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,281,904.29

Principal:
Principal Collections	$34,366,841.59
Prepayments in Full	$17,609,962.33
Liquidation Proceeds	$223,181.29
Recoveries	$0.00
Sub Total	$52,199,985.21
Collections	$56,481,889.50

Purchase Amounts:
Purchase Amounts Related to Principal	$107,118.80
Purchase Amounts Related to Interest	$191.98
Sub Total	$107,310.78

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$56,589,200.28

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	4
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$56,589,200.28
Servicing Fee	$1,314,089.57	$1,314,089.57	$0.00	$0.00	$55,275,110.71
Interest - Class A-1 Notes	$470,843.28	$470,843.28	$0.00	$0.00	$54,804,267.43
Interest - Class A-2a Notes	$1,201,717.33	$1,201,717.33	$0.00	$0.00	$53,602,550.10
Interest - Class A-2b Notes	$793,342.00	$793,342.00	$0.00	$0.00	$52,809,208.10
Interest - Class A-3 Notes	$1,937,749.33	$1,937,749.33	$0.00	$0.00	$50,871,458.77
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$50,270,245.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,270,245.27
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$50,071,686.02
Second Priority Principal Payment	$2,809,313.35	$2,809,313.35	$0.00	$0.00	$47,262,372.67
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$47,125,043.17
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$47,125,043.17
Regular Principal Payment	$138,574,450.30	$47,125,043.17	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$56,589,200.28

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$2,809,313.35
Regular Principal Payment					$47,125,043.17
Total					$49,934,356.52

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$49,934,356.52	$163.86	$470,843.28	$1.55	$50,405,199.80	$165.41
Class A-2a Notes	$0.00	$0.00	$1,201,717.33	$3.77	$1,201,717.33	$3.77
Class A-2b Notes	$0.00	$0.00	$793,342.00	$3.97	$793,342.00	$3.97
Class A-3 Notes	$0.00	$0.00	$1,937,749.33	$3.73	$1,937,749.33	$3.73
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$49,934,356.52	$31.63	$5,340,754.19	$3.38	$55,275,110.71	$35.01

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$141,383,763.65	0.4639488	$91,449,407.13	0.3000899
Class A-2a Notes	$319,040,000.00	1.0000000	$319,040,000.00	1.0000000
Class A-2b Notes	$200,000,000.00	1.0000000	$200,000,000.00	1.0000000
Class A-3 Notes	$519,040,000.00	1.0000000	$519,040,000.00	1.0000000
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,415,583,763.65	0.8965406	$1,365,649,407.13	0.8649153

Pool Information
Weighted Average APR	3.294%	3.298%
Weighted Average Remaining Term	52.15	51.32
Number of Receivables Outstanding	49,752	48,859
Pool Balance	$1,576,907,481.49	$1,524,424,106.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,428,073,540.59	$1,381,204,450.30
Pool Factor	0.9035150	0.8734438

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$143,219,656.07
Targeted Overcollateralization Amount	$192,928,126.81
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$158,774,699.24

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		68	$176,271.11
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$176,271.11
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1341%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0002%
Second Prior Collection Period			0.0002%
Prior Collection Period			0.0271%
Current Collection Period			0.1364%
Four Month Average (Current and Prior Three Collection Periods)			0.0410%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		192	$213,194.53
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$213,194.53
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0122%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,110.39
Average Net Loss for Receivables that have experienced a Realized Loss			$1,110.39

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.63%	275	$9,589,149.97
61-90 Days Delinquent	0.08%	32	$1,270,630.21
91-120 Days Delinquent	0.01%	5	$187,267.11
Over 120 Days Delinquent	0.01%	2	$118,857.19
Total Delinquent Receivables	0.73%	314	$11,165,904.48

Repossession Inventory:
Repossessed in the Current Collection Period		9	$460,510.69
Total Repossessed Inventory		13	$563,882.81

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0336%
Prior Collection Period			0.0844%
Current Collection Period			0.0798%
Three Month Average			0.0659%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1034%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	4

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	154	$6,286,238.91
2 Months Extended	174	$7,542,975.08
3+ Months Extended	14	$386,156.28

Total Receivables Extended	342	$14,215,370.27
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer